Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses	$ 397,113	$ 1,027,625
Value added tax credit	302,160	253,246
Others	81,036	43,145
Total	$ 780,309	$ 1,324,016